Financial liabilities at fair value through profit or loss	12 Months Ended
Dec. 31, 2021
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss
14

Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss
in EUR million 2021 2020
Trading liabilities 27,113 32,709
Non-trading derivatives 2,120 1,629
Designated at fair value through profit or loss 41,808 48,444
71,041 82,781
Trading liabilities
Trading liabilities by type
in EUR million 2021 2020
Equity securities 322 191
Debt securities 753 577
Funds on deposit 7,513 6,204
Derivatives 18,525 25,737
27,113 32,709
Non-trading derivatives
Non-trading derivatives by type
in EUR million 2021 2020
Derivatives used in:
-

fair value hedges
270 444
-

cash flow hedges
485 230
-

hedges of net investments in foreign operations
88 98
Other non-trading derivatives 1,278 857
2,120 1,629
Reference is made to Note 40 ‘Derivatives and hedge accounting’ for information on derivatives used for hedge accounting.
Other non-trading derivatives mainly includes interest rate swaps and foreign currency swaps for hedging purposes, but for which no hedge accounting is applied.
Designated at fair value through profit or loss
Designated at fair value through profit or loss by type
in EUR million 2021 2020
Debt securities 6,065 6,276
Funds entrusted 35,513 41,911
Subordinated liabilities 230 258
41,808 48,444
As at 31 December 2021, the change in the fair value of financial liabilities designated at fair value through profit
or loss attributable to changes in credit risk is EUR 95

million (2020: EUR
141

million) on a cumulative basis. This
change has been determined as the amount of change in

fair value of the financial liability that is not attributable to changes in market conditions that gave rise to market risk (i.e. mainly interest rate risk based on yield curves).
The amount that ING Group is contractually required to pay at maturity to the holders of financial liabilities designated at fair value through profit or loss excluding repurchase agreements (part of funds entrusted) is EUR
6,853

million (2020: EUR
6,682

million).